Convertible notes at fair value - Summary of bond yield (Details)	Feb. 18, 2020
November 2019 Notes
Bank borrowings
Volatility	44.02%
Risk-free rate	1.40%
Bond yield	10.67%
December 2019 Notes
Bank borrowings
Volatility	43.61%
Risk-free rate	1.40%
Bond yield	10.67%